Stock Options and Warrants: Schedule of Changes in Options Outstanding (Tables)	3 Months Ended
Sep. 30, 2017
Successor
Schedule of Changes in Options Outstanding

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Life (years)	Value
Options outstanding at March 31, 2016	37,500	$10.20	3.33	$-
Granted	-	$-
Exercised	-	$-
Canceled / expired	(2,500)	$12.00
Options outstanding at March 31, 2017	35,000	$10.00	2.51	$-
Granted	-	$-
Exercised	-	$-
Canceled / expired	-	$-
Options outstanding at September 30, 2017	35,000	$10.00	2.01	$-
Options exercisable at September 30, 2017	35,000	$10.00	2.01	$-